Document and Entity Information	May 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Entity Registrant Name	CHEMBIO DIAGNOSTICS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	0-30379
Entity Tax Identification Number	88-0425691
Entity Address, Address Line One	555 Wireless Blvd
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	924-1135
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001092662
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CEMI
Security Exchange Name	NASDAQ